Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Aug. 31, 2020	Jul. 07, 2020	Feb. 29, 2020	Feb. 28, 2019
Preferred stock, shares authorized	25,000,000		25,000,000	19,513,996
Preferred stock, shares issued	0		19,513,939	18,640,901
Preferred stock, shares outstanding	0		19,513,939	18,640,901
Preferred stock, liquidation value			$ 239,244
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	65,000,000
Common stock, shares issued	49,269,342		6,033,450	3,616,549
Common stock, shares outstanding	49,269,342		6,033,450	3,616,549
Pro forma
Preferred stock, shares authorized			25,000,000	25,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, shares authorized			500,000,000	500,000,000
Common stock, shares issued			36,914,769	36,914,769
Common stock, shares outstanding			36,914,769	36,914,769